UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:AWPAX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Sustainable International Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within technology, consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities, real estate and energy, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within technology, financials, industrials and health care, along with allocation decisions within cash and health care, were the primary detractors from performance.

Class A:AWPAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI ACWI ex USA (net)
06/16	$9,576	$10,000
06/17	$11,165	$12,045
06/18	$11,693	$12,922
06/19	$11,813	$13,088
06/20	$12,898	$12,460
06/21	$17,385	$16,910
06/22	$12,896	$13,626
06/23	$14,434	$15,359
06/24	$15,087	$17,144
06/25	$16,843	$20,182
06/26	$17,828	$25,764

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	5.84%	0.50%	6.41%
Class A (with sales charges)	1.34%	-0.36%	5.95%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.A.01879X103.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Class A:AWPAX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Class A:AWPAX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AWPAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SIT-A-0153-0626

Class A:AWPAX

4

Advisor Class:AWPYX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Sustainable International Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.78%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within technology, consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities, real estate and energy, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within technology, financials, industrials and health care, along with allocation decisions within cash and health care, were the primary detractors from performance.

Advisor Class:AWPYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI ACWI ex USA (net)
06/16	$10,000	$10,000
06/17	$11,684	$12,045
06/18	$12,266	$12,922
06/19	$12,423	$13,088
06/20	$13,603	$12,460
06/21	$18,382	$16,910
06/22	$13,670	$13,626
06/23	$15,339	$15,359
06/24	$16,071	$17,144
06/25	$17,988	$20,182
06/26	$19,083	$25,764

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Advisor Class	6.09%	0.75%	6.68%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.Advisor.01879X400.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Advisor Class:AWPYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Advisor Class:AWPYX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AWPYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SIT-ADV-0153-0626

Advisor Class:AWPYX

4

Class C:AWPCX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Sustainable International Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.79%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within technology, consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities, real estate and energy, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within technology, financials, industrials and health care, along with allocation decisions within cash and health care, were the primary detractors from performance.

Class C:AWPCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI ACWI ex USA (net)
06/16	$10,000	$10,000
06/17	$11,570	$12,045
06/18	$12,023	$12,922
06/19	$12,061	$13,088
06/20	$13,067	$12,460
06/21	$17,480	$16,910
06/22	$12,867	$13,626
06/23	$14,295	$15,359
06/24	$14,827	$17,144
06/25	$16,423	$20,182
06/26	$17,249	$25,764

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	5.03%	-0.27%	5.60%
Class C (with sales charges)	4.03%	-0.27%	5.60%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.C.01879X301.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Class C:AWPCX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Class C:AWPCX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AWPCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SIT-C-0153-0626

Class C:AWPCX

4

Class I:AWPIX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Sustainable International Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within technology, consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities, real estate and energy, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within technology, financials, industrials and health care, along with allocation decisions within cash and health care, were the primary detractors from performance.

Class I:AWPIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	MSCI ACWI ex USA (net)
06/16	$10,000	$10,000
06/17	$11,695	$12,045
06/18	$12,294	$12,922
06/19	$12,466	$13,088
06/20	$13,648	$12,460
06/21	$18,441	$16,910
06/22	$13,699	$13,626
06/23	$15,374	$15,359
06/24	$16,096	$17,144
06/25	$17,995	$20,182
06/26	$19,083	$25,764

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class I	6.04%	0.69%	6.68%
MSCI ACWI ex USA (net)	27.66%	8.79%	9.93%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.I.01879X707.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Class I:AWPIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Class I:AWPIX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AWPIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SIT-I-0153-0626

Class I:AWPIX

4

Class Z:AWPZX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Sustainable International Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.76%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefit of positive allocation decisions. Sector allocation contributed positively to relative results, with favorable positioning within technology, consumer discretionary, communication services and consumer staples. However, unfavorable security selection, particularly within technology, financials, industrials and health care, weighed significantly on performance. Currency effects were modestly positive during the period. Overall, the Fund’s relative performance was driven by strong allocation decisions that were more than offset by challenges in stock selection across several sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within technology, consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities, real estate and energy, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within technology, financials, industrials and health care, along with allocation decisions within cash and health care, were the primary detractors from performance.

Class Z:AWPZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	MSCI ACWI ex USA (net)
07/21	$10,000	$10,000
06/22	$7,394	$8,203
06/23	$8,301	$9,246
06/24	$8,702	$10,320
06/25	$9,738	$12,149
06/26	$10,332	$15,509

Average Annual Total Returns

Table Summary
	1 Year	Since Inception 07/27/21
Class Z	6.10%	0.67%
MSCI ACWI ex USA (net)	27.66%	9.31%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-international-thematic-fund.Z.01879X806.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$683,292,338
# of Portfolio Holdings	67
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$5,404,380

Class Z:AWPZX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$49,937,548	7.3%
Samsung Electronics Co., Ltd.	$28,089,972	4.1%
AstraZeneca PLC	$18,606,952	2.7%
AIA Group Ltd. - Class H	$18,369,063	2.7%
ASML Holding NV	$17,841,385	2.6%
Iberdrola SA	$16,828,590	2.5%
Sandvik AB	$16,567,618	2.4%
TE Connectivity PLC	$15,818,321	2.3%
Credit Saison Co., Ltd.	$15,505,149	2.3%
Veralto Corp.	$15,498,781	2.3%
Total	$213,063,379	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	23.9%
Industrials	23.4%
Financials	22.3%
Health Care	11.1%
Utilities	6.5%
Consumer Staples	3.1%
Energy	1.5%
Real Estate	1.5%
Materials	1.5%
Consumer Discretionary	0.9%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	13.5%
United Kingdom	11.4%
Taiwan	8.4%
Italy	6.4%
Switzerland	6.3%
Germany	5.0%
Hong Kong	4.6%
Spain	4.3%
United States	4.1%
South Korea	4.1%
China	3.8%
Netherlands	3.6%
Canada	2.7%
Others	17.5%
Short-Term Investments	4.0%
Other assets less liabilities	0.3%
Total	100.0%

Class Z:AWPZX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AWPZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SIT-Z-0153-0626

Class Z:AWPZX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, John Lovito, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Sustainable International Thematic Fund	2025	$46,715	$—	$97,579
	2026	$37,372	$—	$23,291

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Sustainable International Thematic Fund	2025	$1,527,963	$97,579
			$—
			$(97,579)
	2026	$1,489,876	$23,291
			$—
			$(23,291)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

John Lovito	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Information Technology – 23.9%
Electronic Equipment, Instruments & Components – 5.3%
Delta Electronics, Inc.	120,500	$7,567,857
Halma PLC	249,023	13,016,029
TE Connectivity PLC	78,460	15,818,321

		36,402,207

Semiconductors & Semiconductor Equipment – 14.5%
Advantest Corp.	41,600	8,558,303
ASML Holding NV	9,010	17,841,385
Infineon Technologies AG	103,595	9,758,850
NXP Semiconductors NV	45,649	12,828,739
Taiwan Semiconductor Manufacturing Co., Ltd.	633,000	49,937,548

		98,924,825

Technology Hardware, Storage & Peripherals – 4.1%
Samsung Electronics Co., Ltd.	126,590	28,089,972

		163,417,004

Industrials – 23.4%
Commercial Services & Supplies – 2.2%
Veralto Corp.	174,772	15,498,781

Electrical Equipment – 5.4%
Prysmian SpA	61,077	10,281,898
Siemens Energy AG	73,240	13,962,584
Sieyuan Electric Co., Ltd. – Class A	508,300	13,000,373

		37,244,855

Industrial Conglomerates – 1.5%
Hitachi Ltd.	367,000	10,157,128

Machinery – 10.3%
Daifuku Co., Ltd.	318,500	14,109,566
Danieli & C Officine Meccaniche SpA	91,220	7,027,113
FANUC Corp.	230,200	10,599,815
Metso Oyj	839,430	14,596,863
Sandvik AB	401,200	16,567,618
Techtronic Industries Co., Ltd. – Class H	445,000	7,405,493

		70,306,468

Professional Services – 2.9%
ALS Ltd.	431,010	6,841,552
Centre Testing International Group Co., Ltd. – Class A	6,243,000	12,795,397

		19,636,949

ABFunds.com	AB Sustainable International Thematic Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Transportation Infrastructure – 1.1%
International Container Terminal Services, Inc.	502,290	$7,308,918

		160,153,099

Financials – 22.3%
Banks – 12.2%
BPER Banca SpA	858,640	13,490,184
Capitec Bank Holdings Ltd.	26,100	7,577,218
Credicorp Ltd.	37,170	14,480,689
Erste Group Bank AG	59,915	8,018,900
Intesa Sanpaolo SpA	1,865,337	12,821,000
Mizuho Financial Group, Inc.	149,700	7,189,913
NatWest Group PLC	1,074,247	9,479,106
Standard Chartered PLC	387,140	10,469,262

		83,526,272

Capital Markets – 1.2%
TMX Group Ltd.	242,460	7,937,541

Consumer Finance – 3.1%
Credit Saison Co., Ltd.	566,900	15,505,149
Gentera SAB de CV	2,656,470	5,757,267

		21,262,416

Insurance – 5.8%
AIA Group Ltd. – Class H	2,006,400	18,369,063
NN Group NV	78,130	6,849,571
Prudential PLC	433,230	5,754,168
SBI Life Insurance Co., Ltd.(a)	468,989	8,809,759

		39,782,561

		152,508,790

Health Care – 11.1%
Health Care Equipment & Supplies – 1.3%
Convatec Group PLC(a)	3,082,980	8,792,050

Health Care Providers & Services – 1.1%
Apollo Hospitals Enterprise Ltd.	78,509	7,194,982

Pharmaceuticals – 8.7%
AstraZeneca PLC	99,660	18,606,952
Galderma Group AG(b)	53,710	12,216,210
GSK PLC	261,870	6,874,847
Roche Holding AG	36,178	14,872,283
Sanofi SA	80,630	6,894,158

		59,464,450

		75,451,482

Utilities – 6.5%
Electric Utilities – 4.3%
Endesa SA	273,400	12,422,252
Iberdrola SA	676,130	16,828,590

		29,250,842

2 AB Sustainable International Thematic Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Water Utilities – 2.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		2,673,740	$15,351,616

			44,602,458

Consumer Staples – 3.1%
Household Products – 1.6%
Henkel AG & Co. KGaA (Preference Shares)		124,710	10,488,072

Personal Care Products – 1.5%
Unilever PLC		172,360	10,353,253

			20,841,325

Energy – 1.5%
Oil, Gas & Consumable Fuels – 1.5%
Cameco Corp.		101,943	10,383,914

Real Estate – 1.5%
Real Estate Management & Development – 1.5%
Katitas Co., Ltd.		490,600	10,042,211

Materials – 1.5%
Chemicals – 1.5%
Nissan Chemical Corp.		188,700	9,926,265

Consumer Discretionary – 0.9%
Automobile Components – 0.9%
Sumitomo Electric Industries Ltd.		341,600	6,339,114

Total Common Stocks (cost $519,984,100)			653,665,662

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 3.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $26,409,829)		26,409,829	26,409,829

		Principal Amount (000)
Time Deposits – 0.1%
ANZ, Hong Kong 1.76%, 07/02/2026	HKD	539	68,695
2.94%, 07/01/2026	AUD	397	274,608
Citibank, London 1.13%, 07/01/2026	EUR	60	68,484
2.67%, 07/01/2026	GBP	51	67,280
Nordea, Oslo 2.96%, 07/01/2026	NOK	1	149

ABFunds.com	AB Sustainable International Thematic Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Royal Bank of Canada, Toronto 1.02%, 07/02/2026	CAD	267	$188,388
SEB, Stockholm (1.14)%, 07/01/2026	CHF	55	67,606
0.58%, 07/01/2026	SEK	664	68,432
0.70%, 07/01/2026	DKK	92	14,060
SMBC, Tokyo 0.24%, 07/01/2026	JPY	9,812	60,345
Standard Chartered Bank, Johannesburg 4.43%, 07/01/2026	ZAR	1,742	106,319

Total Time Deposits (cost $984,366)			984,366

Total Short-Term Investments (cost $27,394,195)			27,394,195

Total Investments – 99.7% (cost $547,378,295)			681,059,857
Other assets less liabilities – 0.3%			2,232,481

Net Assets – 100.0%			$683,292,338

Country Breakdown (% of Net Assets)

Japan	13.5%
United Kingdom	11.4
Taiwan	8.4
Italy	6.4
Switzerland	6.3
Germany	5.0
Hong Kong	4.6
Spain	4.3
United States	4.1
South Korea	4.1
China	3.8
Netherlands	3.6
Canada	2.7
Others	17.5
Short-Term Investments	4.0
Other assets less liabilities	0.3

Total	100.0%

4 AB Sustainable International Thematic Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	63,481	USD	12,442	07/02/2026	$145,215
Bank of America NA	USD	12,263	BRL	63,481	07/02/2026	33,970
Bank of America NA	GBP	4,783	USD	6,407	07/16/2026	62,311
Bank of America NA	KRW	8,305,711	USD	5,604	07/16/2026	233,551
Bank of America NA	USD	7,399	GBP	5,543	07/16/2026	(46,809)
Bank of America NA	USD	21,334	KRW	31,701,331	07/16/2026	(837,647)
Bank of America NA	ZAR	104,336	USD	6,302	07/16/2026	(60,328)
Bank of America NA	TWD	67,895	USD	2,150	07/21/2026	20,405
Bank of America NA	CNH	15,507	USD	2,292	08/07/2026	2,306
Bank of New York Mellon Corp. (The)	GBP	1,637	USD	2,194	07/16/2026	23,000
Barclays Bank PLC	USD	5,372	CAD	7,345	07/09/2026	(191,455)
Barclays Bank PLC	GBP	1,448	USD	1,939	07/16/2026	18,466
Barclays Bank PLC	KRW	11,120,045	USD	7,328	07/16/2026	138,729
Barclays Bank PLC	USD	5,836	GBP	4,373	07/16/2026	(35,698)
Barclays Bank PLC	USD	7,520	KRW	11,442,384	07/16/2026	(122,381)
Barclays Bank PLC	EUR	2,043	USD	2,338	09/11/2026	(3,306)
BNP Paribas SA	USD	4,742	KRW	7,278,138	07/16/2026	(36,048)
BNP Paribas SA	TWD	250,494	USD	7,955	07/21/2026	96,595
BNP Paribas SA	USD	10,364	INR	990,245	08/06/2026	71,703
Brown Brothers Harriman & Co.	USD	4,620	AUD	6,381	07/09/2026	(202,386)
Brown Brothers Harriman & Co.	GBP	3,466	USD	4,707	07/16/2026	109,872
Citibank NA	BRL	26,526	USD	5,124	07/02/2026	(14,195)
Citibank NA	USD	5,101	BRL	26,526	07/02/2026	37,253
Citibank NA	USD	39,402	CAD	53,961	07/09/2026	(1,343,459)
Citibank NA	GBP	45,580	USD	61,605	07/16/2026	1,145,670
Citibank NA	USD	12,160	GBP	9,212	07/16/2026	59,400
Citibank NA	USD	6,306	ZAR	104,336	07/16/2026	55,581
Citibank NA	USD	1,863	TWD	58,548	07/21/2026	(26,488)
Citibank NA	BRL	26,526	USD	5,062	08/04/2026	(34,574)
Citibank NA	CNH	11,693	USD	1,732	08/07/2026	6,147
Citibank NA	USD	3,635	JPY	578,610	08/27/2026	(60,204)
Citibank NA	USD	8,495	CHF	6,677	09/11/2026	(165,219)
Citibank NA	USD	6,031	SGD	7,783	09/18/2026	18,761
Deutsche Bank AG	USD	6,507	KRW	9,560,160	07/16/2026	(325,970)
Deutsche Bank AG	USD	1,726	TWD	54,512	07/21/2026	(15,864)
Deutsche Bank AG	INR	172,152	USD	1,795	08/06/2026	(19,672)
Goldman Sachs Bank USA	CAD	6,500	USD	4,784	07/09/2026	199,967
Goldman Sachs Bank USA	GBP	1,480	USD	1,954	07/16/2026	(9,451)
Goldman Sachs Bank USA	KRW	3,086,433	USD	2,095	07/16/2026	99,758
Goldman Sachs Bank USA	USD	2,669	KRW	4,015,009	07/16/2026	(73,219)
Goldman Sachs Bank USA	MXN	41,929	USD	2,393	08/06/2026	2,574
HSBC Bank USA	USD	5,431	GBP	3,990	07/16/2026	(138,700)
HSBC Bank USA	USD	4,764	KRW	7,228,460	07/16/2026	(89,988)
HSBC Bank USA	TWD	118,737	USD	3,757	07/21/2026	32,685
HSBC Bank USA	USD	4,129	TWD	130,279	07/21/2026	(42,296)
HSBC Bank USA	USD	4,378	ILS	12,819	08/06/2026	(66,416)
HSBC Bank USA	USD	1,729	JPY	275,824	08/27/2026	(24,612)
HSBC Bank USA	SEK	44,434	USD	4,585	09/10/2026	(15,830)
JPMorgan Chase Bank NA	CAD	14,140	USD	10,436	07/09/2026	463,373
JPMorgan Chase Bank NA	USD	4,845	CAD	6,641	07/09/2026	(161,407)

ABFunds.com	AB Sustainable International Thematic Fund 5

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	8,046	GBP	5,993	07/16/2026	$(96,809)
JPMorgan Chase Bank NA	TWD	54,308	USD	1,717	07/21/2026	12,913
JPMorgan Chase Bank NA	USD	1,862	TWD	58,942	07/21/2026	(13,073)
JPMorgan Chase Bank NA	EUR	6,021	USD	7,001	09/11/2026	100,879
JPMorgan Chase Bank NA	EUR	17,076	USD	19,482	09/11/2026	(88,315)
Morgan Stanley Capital Services LLC	BRL	36,955	USD	7,139	07/02/2026	(19,775)
Morgan Stanley Capital Services LLC	USD	7,318	BRL	36,955	07/02/2026	(159,191)
Morgan Stanley Capital Services LLC	USD	18,738	AUD	26,191	07/09/2026	(606,765)
Morgan Stanley Capital Services LLC	KRW	3,930,011	USD	2,632	07/16/2026	91,505
Morgan Stanley Capital Services LLC	USD	11,323	GBP	8,579	07/16/2026	56,272
Morgan Stanley Capital Services LLC	USD	2,957	IDR	50,768,640	07/16/2026	(126,352)
Morgan Stanley Capital Services LLC	USD	2,074	KRW	3,061,172	07/16/2026	(94,420)
Morgan Stanley Capital Services LLC	ZAR	29,058	USD	1,761	07/16/2026	(11,076)
Morgan Stanley Capital Services LLC	USD	15,877	TWD	502,885	07/21/2026	(102,100)
Morgan Stanley Capital Services LLC	CNH	12,447	USD	1,846	08/07/2026	8,770
Morgan Stanley Capital Services LLC	USD	22,126	CNH	149,866	08/07/2026	(1,712)
Morgan Stanley Capital Services LLC	JPY	578,610	USD	3,633	08/27/2026	57,911
Morgan Stanley Capital Services LLC	USD	3,561	NOK	34,876	09/10/2026	(41,525)
Morgan Stanley Capital Services LLC	EUR	3,829	USD	4,458	09/11/2026	70,005
Morgan Stanley Capital Services LLC	USD	1,954	EUR	1,705	09/11/2026	(100)
NatWest Markets PLC	USD	4,544	GBP	3,387	07/16/2026	(51,717)
NatWest Markets PLC	USD	2,373	CNH	16,015	08/07/2026	(9,240)
Standard Chartered Bank	IDR	50,768,640	USD	2,836	07/16/2026	5,139
Standard Chartered Bank	KRW	10,793,129	USD	7,052	07/16/2026	73,314
Standard Chartered Bank	KRW	3,587,164	USD	2,317	07/16/2026	(2,684)
Standard Chartered Bank	USD	4,558	KRW	6,896,450	07/16/2026	(99,553)
Standard Chartered Bank	TWD	88,241	USD	2,769	07/21/2026	773
Standard Chartered Bank	TWD	102,270	USD	3,204	07/21/2026	(3,970)
Standard Chartered Bank	USD	2,940	TWD	93,748	07/21/2026	673
Standard Chartered Bank	USD	1,825	TWD	57,945	07/21/2026	(7,725)
Standard Chartered Bank	HKD	154,765	USD	19,805	09/11/2026	20,556
UBS AG	AUD	2,823	USD	2,004	07/09/2026	49,772
UBS AG	GBP	5,136	USD	6,952	07/16/2026	139,519
UBS AG	TWD	79,413	USD	2,504	07/21/2026	12,510

						$(1,921,921)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $17,601,809 or 2.58% of net assets.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.

6 AB Sustainable International Thematic Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

See notes to financial statements.

ABFunds.com	AB Sustainable International Thematic Fund 7

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $520,968,466)	$654,650,028
Affiliated issuers (cost $26,409,829)	26,409,829
Cash collateral due from broker	980,000
Foreign currencies, at value (cost $1,007,599)	988,310
Unaffiliated dividends and interest receivable	4,214,255
Unrealized appreciation on forward currency exchange contracts	3,777,803
Receivable for capital stock sold	302,763
Affiliated dividends receivable	109,724
Receivable due from Adviser	6,869

Total assets	691,439,581

Liabilities
Due to Custodian	137
Unrealized depreciation on forward currency exchange contracts	5,699,724
Payable for capital stock redeemed	1,225,027
Advisory fee payable	364,978
Cash collateral due to broker	280,000
Administrative fee payable	98,969
Payable for capital gains taxes	98,081
Transfer Agent fee payable	29,365
Distribution fee payable	26,041
Directors’ fee payable	6,607
Accrued expenses	318,314

Total liabilities	8,147,243

Net Assets	$683,292,338

Composition of Net Assets
Capital stock, at par	$29,099
Additional paid-in capital	455,426,135
Distributable earnings	227,837,104

$683,292,338

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$125,689,670	5,552,813	$22.64	*

C	$443,713	18,926	$23.44

Advisor	$545,179,094	23,005,555	$23.70

I	$786,779	33,464	$23.51

Z	$11,193,082	487,880	$22.94

*	The maximum offering price per share for Class A shares was $23.64, which reflects a sales charge of 4.25%.

See notes to financial statements.

8 AB Sustainable International Thematic Fund	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended June 30, 2026

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,062,099)	$11,654,386
Affiliated issuers	1,309,709
Interest	313,739
Securities lending income, net	360	$13,278,194

Expenses
Advisory fee (see Note B)	5,473,492
Transfer agency—Class A	58,507
Transfer agency—Class C	257
Transfer agency—Advisor Class	320,524
Transfer agency—Class I	904
Transfer agency—Class Z	3,142
Distribution fee—Class A	315,241
Distribution fee—Class C	4,216
Custody and accounting	251,055
Administrative	122,927
Registration fees	107,401
Audit and tax	64,880
Legal	62,121
Printing	49,806
Directors’ fees	25,598
Miscellaneous	68,750

Total expenses	6,928,821
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(69,112)

Net expenses		6,859,709

Net investment income		6,418,485

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		113,812,716
Forward currency exchange contracts		(6,451,995)
Foreign currency transactions		570,650
Net change in unrealized appreciation (depreciation) on:
Investments(b)		(80,144,005)
Forward currency exchange contracts		(1,607,883)
Foreign currency denominated assets and liabilities		(234,231)

Net gain on investment and foreign currency transactions		25,945,252

Net Increase in Net Assets from Operations		$32,363,737

(a)	Net of foreign realized capital gains taxes of $1,209,022.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,353,353.

See notes to financial statements.

ABFunds.com	AB Sustainable International Thematic Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,418,485	$8,167,147
Net realized gain on investment and foreign currency transactions	107,931,371	16,362,775
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(81,986,119)	77,835,849

Net increase in net assets from operations	32,363,737	102,365,771
Capital Stock Transactions
Net decrease	(269,484,055)	(125,466,585)

Total decrease	(237,120,318)	(23,100,814)
Net Assets
Beginning of period	920,412,656	943,513,470

End of period	$683,292,338	$920,412,656

See notes to financial statements.

10 AB Sustainable International Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Sustainable International Thematic Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Directors (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market,

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NOTES TO FINANCIAL STATEMENTS (continued)

Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these

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NOTES TO FINANCIAL STATEMENTS (continued)

foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where

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NOTES TO FINANCIAL STATEMENTS (continued)

an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$28,647,060		$134,769,944		$	– 0	–	$163,417,004
Industrials	15,498,781		144,654,318			– 0	–	160,153,099
Financials	28,175,497		124,333,293			– 0	–	152,508,790
Health Care	– 0	–	75,451,482			– 0	–	75,451,482
Utilities	15,351,616		29,250,842			– 0	–	44,602,458
Consumer Staples	– 0	–	20,841,325			– 0	–	20,841,325
Energy	10,383,914		– 0	–		– 0	–	10,383,914
Real Estate	– 0	–	10,042,211			– 0	–	10,042,211
Materials	– 0	–	9,926,265			– 0	–	9,926,265
Consumer Discretionary	– 0	–	6,339,114			– 0	–	6,339,114
Short-Term Investments:
Investment Companies	26,409,829		– 0	–		– 0	–	26,409,829
Time Deposits	984,366		– 0	–		– 0	–	984,366

Total Investments in Securities	125,451,063		555,608,794	+		– 0	–	681,059,857
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	3,777,803			– 0	–	3,777,803
Liabilities
Forward Currency Exchange Contracts	– 0	–	(5,699,724)			– 0	–	(5,699,724)

Total	$125,451,063		$553,686,873		$	– 0	–	$679,137,936

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific

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NOTES TO FINANCIAL STATEMENTS (continued)

expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”), to 1.50%, 2.25%, 1.25%, 1.25% and 1.25% of the daily average net assets for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. The Expense Caps will remain in effect until October 31, 2026 and will be automatically extended for one-year periods thereafter unless terminated by the Adviser upon 60 days’ notice to the Fund prior to that date. For the year ended June 30, 2026, there

16 AB Sustainable International Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2026.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2026, the reimbursement for such services amounted to $122,927.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $169,441 for the year ended June 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $821 from the sale of Class A shares and received $175 and $57 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2026.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $159,005 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net

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NOTES TO FINANCIAL STATEMENTS (continued)

assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2026, such waiver amounted to $69,065.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2026 is as follows:

Fund	Market Value 6/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$41,228		$542,375	$557,193	$26,410		$1,310
AB Government Money Market Portfolio*	– 0	–	705	705	– 0	–	0	**

Total					$26,410		$1,310

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $4,464,097 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$905,264,946		$1,160,482,759
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$551,414,390

Gross unrealized appreciation	153,707,319
Gross unrealized depreciation	(24,178,714)

Net unrealized appreciation	$129,528,605

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended June 30, 2026, the Fund held forward currency exchange contracts for hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended June 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$3,777,803	Unrealized depreciation on forward currency exchange contracts	$5,699,724

Total		$3,777,803		$5,699,724

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	$(6,451,995)	$(1,607,883)

Total		$(6,451,995)	$(1,607,883)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2026:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$398,413,348
Average principal amount of sale contracts	$325,481,169

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$497,758	$(497,758)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of New York Mellon Corp. (The)	23,000	– 0	–	– 0	–	– 0	–	23,000
Barclays Bank PLC	157,195	(157,195)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	168,298	(36,048)	– 0	–	– 0	–	132,250
Brown Brothers Harriman & Co.	109,872	(109,872)	– 0	–	– 0	–	– 0	–
Citibank NA	1,322,812	(1,322,812)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	302,299	(82,670)	– 0	–	– 0	–	219,629
HSBC Bank USA	32,685	(32,685)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank NA	577,165	(359,604)	(217,561)	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	284,463	(284,463)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	100,455	(100,455)	– 0	–	– 0	–	– 0	–
UBS AG	201,801	– 0	–	– 0	–	– 0	–	201,801

Total	$3,777,803	$(2,983,562)	$(217,561)	$	– 0	–	$576,680

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$944,784	$(497,758)	$(380,000)	$	– 0	–	$67,026
Barclays Bank PLC	352,840	(157,195)	– 0	–	– 0	–	195,645
BNP Paribas SA	36,048	(36,048)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	202,386	(109,872)	– 0	–	– 0	–	92,514
Citibank NA	1,644,139	(1,322,812)	(20,000)	– 0	–	301,327
Deutsche Bank AG	361,506	– 0	–	(260,000)	– 0	–	101,506
Goldman Sachs Bank USA	82,670	(82,670)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	377,842	(32,685)	– 0	–	– 0	–	345,157

ABFunds.com	AB Sustainable International Thematic Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank NA	$359,604	$(359,604)		$	– 0	–	$	– 0	–	$	– 0	–
Morgan Stanley Capital Services LLC	1,163,016	(284,463)			(320,000)			– 0	–		558,553
NatWest Markets PLC	60,957	– 0	–		– 0	–		– 0	–		60,957
Standard Chartered Bank	113,932	(100,455)			– 0	–		– 0	–		13,477

Total	$5,699,724	$(2,983,562)			$(980,000)		$	– 0	–		$1,736,162

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the

22 AB Sustainable International Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2026 is as follows:

										AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers			Income Earned	Advisory Fee Waived
$ – 0 –	$	– 0	–	$	– 0	–	$	– 0	–	$360	$47

*	As of June 30, 2026.

ABFunds.com	AB Sustainable International Thematic Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Class A
Shares sold	109,247	142,413	$2,350,805	$2,788,094

Shares converted from Class C	7,040	9,185	150,975	179,488

Shares redeemed	(728,580)	(917,393)	(15,708,385)	(18,166,253)

Net decrease	(612,293)	(765,795)	$(13,206,605)	$(15,198,671)

Class C(a)
Shares sold	6,955	1,180	$157,204	$24,524

Shares converted to Class A	(7,363)	(8,764)	(150,975)	(179,488)

Shares redeemed	(10,310)	(8,325)	(92,639)	(170,293)

Net decrease	(10,718)	(15,909)	$(86,410)	$(325,257)

Advisor Class
Shares sold	2,864,183	5,490,295	$64,123,974	$112,767,931

Shares redeemed	(14,511,784)	(10,641,182)	(317,479,441)	(219,395,915)

Net decrease	(11,647,601)	(5,150,887)	$(253,355,467)	$(106,627,984)

Class I
Shares sold	6,186	3,589	$135,511	$73,284

Shares redeemed	(12,955)	(11,644)	(292,883)	(240,217)

Net decrease	(6,769)	(8,055)	$(157,372)	$(166,933)

Class Z
Shares sold	146,306	205,417	$3,171,105	$4,093,928

Shares redeemed	(267,077)	(352,586)	(5,849,306)	(7,241,668)

Net decrease	(120,771)	(147,169)	$(2,678,201)	$(3,147,740)

(a)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 1.2908 reverse share split.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

24 AB Sustainable International Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically

ABFunds.com	AB Sustainable International Thematic Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the year ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

	2026			2025
Distributions paid from:
Ordinary Income	$	– 0	–	$	– 0	–

Total taxable distributions paid	$	– 0	–	$	– 0	–

26 AB Sustainable International Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$101,969,781	(a)
Other losses	(3,673,995)
Unrealized appreciation (depreciation)	129,541,318	(b)

Total accumulated earnings (deficit)	$227,837,104

(a)	During the fiscal year, the Fund utilized $13,236,501 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, return of capital distributions received from underlying securities, and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the disallowance of a net operating loss resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Sustainable International Thematic Fund 27

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 21.39	$ 19.16	$ 18.33	$ 16.46	$ 23.53

Income From Investment Operations

Net investment income(a)(b)	.13	.13	*	.13	.10	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.12	2.10	.70	1.86	(5.79)

Net increase (decrease) in net asset value from operations	1.25	2.23	.83	1.96	(5.70)

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.09)	(1.37)

Net asset value, end of period	$ 22.64	$ 21.39	$ 19.16	$ 18.33	$ 16.46

Total Return

Total investment return based on net asset value(c)**	5.84%	11.64	%*	4.53%	11.92%	(25.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$125,690	$131,852	$132,780	$142,303	$148,069

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)†	1.03%	1.03%	1.03%	1.05%	1.03%

Expenses, before waivers/reimbursements(d)†	1.04%	1.03%	1.04%	1.05%	1.03%

Net investment income(b)	.62%	.68	%*	.70%	.60%	.40%

Portfolio turnover rate	113%	48%	36%	31%	28%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.00%

See footnote summary on page 33.

28 AB Sustainable International Thematic Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C(e)
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 22.32	$ 20.15	$ 19.43	$ 17.59	$ 25.64

Income From Investment Operations

Net investment loss(a)(b)	(.04)	(.04	)*	(.01)	(.04)	(.09)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.16	2.21	.73	1.99	(6.19)

Net increase (decrease) in net asset value from operations	1.12	2.17	.72	1.95	(6.28)

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.11)	(1.77)

Net asset value, end of period	$ 23.44	$ 22.32	$ 20.15	$ 19.43	$ 17.59

Total Return

Total investment return based on net asset value(c)**	5.03%	10.76	%*	3.72%	11.10%	(26.39)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$444	$513	$783	$863	$1,115

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)†	1.79%	1.79%	1.79%	1.81%	1.79%

Expenses, before waivers/reimbursements(d)†	1.80%	1.79%	1.80%	1.82%	1.79%

Net investment loss(b)	(.17)%	(.21	)%*	(.07)%	(.23)%	(.38)%

Portfolio turnover rate	113%	48%	36%	31%	28%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.00%

See footnote summary on page 33.

ABFunds.com	AB Sustainable International Thematic Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 22.34	$ 19.96	$ 19.05	$ 17.06	$ 24.28

Income From Investment Operations

Net investment income(a)(b)	.18	.19	*	.20	.16	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18	2.19	.71	1.92	(6.01)

Net increase (decrease) in net asset value from operations	1.36	2.38	.91	2.08	(5.85)

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.09)	(1.37)

Net asset value, end of period	$ 23.70	$ 22.34	$ 19.96	$ 19.05	$ 17.06

Total Return

Total investment return based on net asset value(c)**	6.09%	11.92	%*	4.78%	12.21%	(25.64)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$545,178	$773,998	$794,393	$630,120	$534,213

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)†	.78%	.78%	.78%	.80%	.78%

Expenses, before waivers/reimbursements(d)†	.78%	.78%	.79%	.80%	.79%

Net investment income(b)	.79%	.91	%*	1.04%	.90%	.74%

Portfolio turnover rate	113%	48%	36%	31%	28%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.00%

See footnote summary on page 33.

30 AB Sustainable International Thematic Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 22.17	$ 19.83	$ 18.94	$ 16.96	$ 24.17

Income From Investment Operations

Net investment income(a)(b)	.17	.18	.17	.17	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17	2.16	.72	1.90	(5.96)

Net increase (decrease) in net asset value from operations	1.34	2.34	.89	2.07	(5.84)

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.09)	(1.37)

Net asset value, end of period	$ 23.51	$ 22.17	$ 19.83	$ 18.94	$ 16.96

Total Return

Total investment return based on net asset value(c)**	6.04%	11.80%	4.70%	12.22%	(25.71)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$787	$892	$957	$913	$565

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)†	.84%	.84%	.85%	.83%	.84%

Expenses, before waivers/reimbursements(d)†	.85%	.84%	.85%	.84%	.84%

Net investment income(b)	.75%	.88%	.90%	.98%	.55%

Portfolio turnover rate	113%	48%	36%	31%	28%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.00%

See footnote summary on page 33.

ABFunds.com	AB Sustainable International Thematic Fund 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended June 30,	July 27, 2021(f) to June 30, 2022
2026	2025	2024	2023

Net asset value, beginning of period	$ 21.62	$ 19.32	$ 18.43	$ 16.50	$ 23.66

Income From Investment Operations

Net investment income(a)(b)	.19	.19	.18	.16	.30

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13	2.11	.71	1.86	(6.09)

Net increase (decrease) in net asset value from operations	1.32	2.30	.89	2.02	(5.79)

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.09)	(1.37)

Net asset value, end of period	$ 22.94	$ 21.62	$ 19.32	$ 18.43	$ 16.50

Total Return

Total investment return based on net asset value(c)**	6.10%	11.91%	4.83%	12.26%	(26.06)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,193	$13,158	$14,600	$14,894	$12,747

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)†	.76%	.76%	.76%	.77%	.77	%(g)

Expenses, before waivers/reimbursements(d)†	.77%	.77%	.76%	.77%	.78	%(g)

Net investment income(b)	.89%	.97%	1.00%	.91%	1.71	%(g)

Portfolio turnover rate	113%	48%	36%	31%	28%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.00	%(g)

See footnote summary on page 33.

32 AB Sustainable International Thematic Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2026, June 30, 2025, June 30, 2024 and June 30, 2023 such waiver amounted to .01%, .01%, .01% and .01%, respectively.

(e)	Per share amounts have been adjusted to reflect the 1 for 1.2908 reverse share split effective October 20, 2025.

(f)	Commencement of distribution.

(g)	Annualized.

(h)	Amount is less than $.005.

(i)	Less than .005%.

*

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(h)	.02%	.00	%(i)

Class C	$.00	(h)	.01%	.00	%(i)

Advisor Class	$.00	(h)	.02%	.00	%(i)

**	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the year ended June 30, 2026 by .02%.

See	notes to financial statements.

ABFunds.com	AB Sustainable International Thematic Fund 33

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Sustainable International Thematic Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Sustainable International Thematic Fund, Inc. (the “Fund”), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

34 AB Sustainable International Thematic Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Sustainable International Thematic Fund 35

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Sustainable International Thematic Fund, Inc. (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve

36 AB Sustainable International Thematic Fund	ABFunds.com

investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the

ABFunds.com	AB Sustainable International Thematic Fund 37

Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the

38 AB Sustainable International Thematic Fund	ABFunds.com

Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all

ABFunds.com	AB Sustainable International Thematic Fund 39

expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater

40 AB Sustainable International Thematic Fund	ABFunds.com

entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do

ABFunds.com	AB Sustainable International Thematic Fund 41

not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Sustainable International Thematic Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they

42 AB Sustainable International Thematic Fund	ABFunds.com

have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

ABFunds.com	AB Sustainable International Thematic Fund 43

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended

44 AB Sustainable International Thematic Fund	ABFunds.com

February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in

ABFunds.com	AB Sustainable International Thematic Fund 45

comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

ABFunds.com	AB Sustainable International Thematic Fund 47

NOTES

48 AB Sustainable International Thematic Fund	ABFunds.com

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SIT-0151-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable International Thematic Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 31, 2026